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                     ML LIFE INSURANCE COMPANY OF NEW YORK


ML OF NEW YORK VARIABLE ANNUITY SEPARATE      ML OF NEW YORK VARIABLE ANNUITY SEPARATE
               ACCOUNT A                                     ACCOUNT D
  SUPPLEMENT DATED SEPTEMBER 24, 2007           SUPPLEMENT DATED SEPTEMBER 24, 2007
                 TO THE                                        TO THE
            PROSPECTUSES FOR                               PROSPECTUS FOR
 RETIREMENT POWER  (DATED MAY 1, 2004)              INVESTOR CHOICE (IRA SERIES)
          RETIREMENT OPTIMIZER                          (DATED MAY 1, 2007)
          (DATED MAY 1, 2004)                        MERRILL LYNCH IRA ANNUITY
  INVESTOR CHOICE (INVESTOR SERIES)                     (DATED MAY 1, 2006)
          (DATED MAY 1, 2007)
  RETIREMENT PLUS (DATED MAY 1, 2007)         ML OF NEW YORK VARIABLE ANNUITY SEPARATE
                                                              ACCOUNT
ML OF NEW YORK VARIABLE ANNUITY SEPARATE        SUPPLEMENT DATED SEPTEMBER 24, 2007
               ACCOUNT B                                       TO THE
  SUPPLEMENT DATED SEPTEMBER 24, 2007                      PROSPECTUS FOR
                 TO THE                          PORTFOLIO PLUS (DATED MAY 1, 1993)
             PROSPECTUS FOR
  RETIREMENT PLUS (DATED MAY 1, 2007)           SUPPLEMENT DATED SEPTEMBER 24, 2007
                                                               TO THE
ML OF NEW YORK VARIABLE ANNUITY SEPARATE                   PROSPECTUS FOR
               ACCOUNT C                       ML NY ASSET I (SM) (DATED MAY 1, 2006)
  SUPPLEMENT DATED SEPTEMBER 24, 2007
                 TO THE
             PROSPECTUS FOR
  CONSULTS ANNUITY (DATED MAY 1, 2007)

This supplement describes a change regarding the contracts listed above (the "Contracts") issued by ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.

Effective September 25, 2007, we will not issue a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. In addition, we will not accept any additional contributions from any source to your 403(b) Contract on or after September 25, 2007.

                                    *  *  *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 333-6524 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.


                                                                  101901(b)-0907